Nature of the Business and Basis of Presentation	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of the Business and Basis of Presentation
1. Nature of the Business and Basis of Presentation
Background and Basis of Presentation
Jade Biosciences, Inc. (“Jade” or the “Company”) was established and incorporated under the laws of the state of Delaware on June 18, 2024. Jade was founded by healthcare investor Fairmount Funds Management LLC (“Fairmount”) and launched to research and develop antibody candidates licensed from Paragon Therapeutics, Inc. (“Paragon”), an antibody discovery engine founded by Fairmount. The Company currently operates as a virtual company, and thus, does not maintain a corporate headquarters or other significant facilities. Jade was formed to develop biologics to optimize the treatment of autoimmune diseases.
The Company is subject to risks and uncertainties common to early-stage companies in the biopharmaceutical industry, including, but not limited to, the ability to complete preclinical and clinical trials, the ability to obtain regulatory approval for product candidates, development by competitors of new technological innovations, dependence on key personnel, the ability to attract and retain qualified employees, reliance on third-party organizations, protection of proprietary technology, compliance with government regulations, product liability, uncertainty of market acceptance of products and the ability to raise additional capital to fund operations.
The Company’s potential product candidates will require approval from the U.S. Federal Food and Drug Administration or comparable foreign authorities prior to the commencement of commercial sales. There can be no assurance that the Company’s potential product candidates will receive all the required approvals. In addition, there can be no assurance that the Company’s potential product candidates, if approved, will be accepted in the marketplace, that any future product candidates can be developed or manufactured at an acceptable cost and with appropriate performance characteristics, or that such product candidates will be successfully marketed, if at all.
Aerovate Therapeutics, Inc., a Delaware corporation (“Aerovate”), and the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) on October 30, 2024, pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Caribbean Merger Sub I, Inc., a Delaware corporation, will merge with and into Jade, with Jade continuing as a wholly owned subsidiary of Aerovate and the surviving corporation of the merger (the “First Merger”), and Jade will merge with and into Caribbean Merger Sub II, LLC, a Delaware limited liability company (“Second Merger Sub”), with Second Merger Sub being the surviving entity of the merger (the “Second Merger” and, together with the First Merger, the “Merger”). In connection with the Merger, Second Merger Sub will change its corporate name to “Jade Biosciences, LLC” and Aerovate will change its name to “Jade Biosciences, Inc.” Aerovate following the Merger is referred to herein as the “combined company.” The combined company will be led by Jade’s management team and will focus on developing differentiated biologic therapies for patients living with autoimmune diseases.
At the effective time of the First Merger (the “First Effective Time”), (i) each share of Jade common stock (including shares of Jade common stock issued in the Jade pre-closing
financing described below) will be converted into the right to receive a number of shares of Aerovate common stock equal to the exchange ratio set forth in the Merger Agreement (the “Exchange Ratio”) and (ii) each share of Jade Series Seed Convertible Preferred Stock, par value $0.0001 per share (the “Convertible Preferred Stock”), will be converted into the right to receive a number of shares of Aerovate Series A
Non-Voting
Convertible Preferred Stock equal to the exchange ratio divided by 1,000. If any shares of Jade common stock are unvested or subject to a repurchase option or risk of forfeiture at the First Effective Time (the “Jade restricted common stock”), then the shares of Aerovate common stock issued in exchange for such shares will to the same extent be unvested and subject to the same repurchase option or risk of forfeiture.

On October 30, 2024, concurrent with the execution of the Merger Agreement, the Company entered into a subscription agreement (the “Subscription Agreement”) with certain investors pursuant to which the Company agreed to issue and sell to such investors in a private placement financing (the “Private Placement”) shares of the Company’s common stock and pre-funded
warrants to purchase shares of the Company’s common stock at an estimated purchase price of $5.9407 per share of common stock and $5.9406 per pre-funded
warrant (before giving effect to the Exchange Ratio), for gross proceeds of approximately $300.0 million (which includes $95.0 million of proceeds previously received from the issuance of convertible notes (the “Convertible Notes”)), which will precede the closing of the Merger. Shares of the Company’s common stock issued pursuant to the Private Placement will be converted into shares of Aerovate common stock in accordance with the exchange ratio at the effective time of the close of the transaction.
The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
On April 28, 2025 (the “Closing Date”), the Company consummated the previously announced transaction pursuant to the Merger Agreement. The Exchange Ratio was calculated as 0.6311 shares of Aerovate common stock for each share of Jade common stock (and 0.0006311 shares of Series A Preferred Stock for each share of Jade Series Seed Convertible Preferred Stock) on the Closing Date, which gives effect to a
1-for-35
reverse stock split of shares of Aerovate common stock immediately prior to the Merger. The par value per share and the number of authorized shares were not adjusted as a result of the Exchange Ratio. The shares of Company common stock underlying outstanding stock options, restricted stock awards, and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. All references to common stock, options to purchase common stock, common stock share data, per share data, and related information contained in the consolidated financial statements have been retrospectively adjusted to reflect the effect of the Exchange Ratio for all periods presented, unless otherwise specifically indicated or the context otherwise requires.
Going Concern
The Company has evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within twelve months of the date that the consolidated financial statements are issued. As of December 31, 2024, the Company had $69.4 million in cash and cash equivalents.
The Company will devote substantially all of its resources to advancing the development of its programs, organizing and staffing the Company business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and regulatory approvals to commercialization. These efforts require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales. If the Company obtains regulatory approval for any of its potential product candidates and starts to generate revenue, it expects to incur significant expenses related to developing its internal commercialization capability to support product sales, marketing, and distribution.
As a result, the Company will need substantial additional funding to support its operating activities as it advances its potential product candidates through development, seeks regulatory approval and prepares for and, if any of its potential product candidates are approved, proceeds to commercialization. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities through a combination of equity offerings and debt financings. Adequate funding may not be available to the Company on acceptable terms, or at all.
If the Company is unable to obtain additional funding, the Company will assess its capital resources and may be required to delay, reduce the scope of or eliminate some or all of its planned operations, which may have a material adverse effect on the Company’s business, financial condition, results of operations and ability to operate as a going concern. The consolidated financial statements do not include any adjustments that may result if the Company is not able to continue as a going concern.
The Company has not generated any revenue from product sales or other sources and has incurred significant operating losses and negative cash flows from operations since inception. The Company has incurred a net loss of $47.0 million during the period from June 18, 2024 (inception) to December 31, 2024. As of December 31, 2024, the Company had an accumulated deficit of $47.0 million.
In July 2024, the Company received $80.0 million in gross proceeds from the issuance of Convertible Notes under the Purchase Agreement to several investors, of which Fairmount, through an affiliate fund, holds a Convertible Note with an initial principal amount of $20.0 million, which qualifies as a related party transaction (see Note 13). In September 2024, the Company received an additional $15.0 million in gross proceeds from issuing Convertible Notes to additional investors under the Purchase Agreement (see Note 5).
Concurrent with the execution of the Merger Agreement, certain parties have entered into the Subscription Agreement with Jade to purchase, prior to the consummation of the Merger, shares of Jade common stock and pre-funded
warrants at an estimated purchase price of $5.9407 and $5.9406 per share (before giving effect to the Exchange Ratio), respectively, for aggregate gross cash proceeds of approximately $300.0 million, which includes the $95.0 million of Jade Convertible Notes previously issued. Shares of Jade common stock and pre-funded
warrants to purchase shares of Jade common stock issued pursuant to the Subscription Agreement will be converted into shares of Aerovate common stock and pre-funded
warrants to purchase shares of Aerovate common stock at the closing of the Merger per the Merger Agreement.
However, the completion of the transactions is subject to the satisfaction of customary closing conditions, and there are no assurances that such conditions will be achieved nor that such financing or other strategic transactions will be available on acceptable terms, or at all.
Based on its expectations of continuing operating losses and negative cash flows from operations for the foreseeable future, as of February 24, 2025, the date the Company’s consolidated financial statements are available to be issued, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for at least 12 months from the date the consolidated financial statements are available to be issued.
The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

1. Nature of the Business and Basis of Presentation
Background and Basis of Presentation
Jade Biosciences, Inc. (“Jade” or the “Company”), formerly known as Aerovate Therapeutics, Inc., is the resulting company of the Merger and Redomestication discussed below. Prior to the Merger and Redomestication, the private corporation Jade Biosciences, Inc.
(“Pre-Merger
Jade”) was established and incorporated under the laws of the state of Delaware on June 18, 2024 (referred to in these notes as the inception of the Company). Jade is focused on developing best-in-class
therapies to address critical unmet needs in autoimmune diseases. Its lead product candidate, JADE101, is a monoclonal antibody (“mAb”) targeting a cytokine called “A PRoliferation Inducing Ligand” (“APRIL”) that modulates plasma cell survival and immunoglobulin production, which the Company plans to initially develop for the treatment of IgA nephropathy (“IgAN”). Jade’s second product candidate is JADE201, a mAb targeting B cell activating factor receptor
(“BAFF-R”)
for the treatment of multiple autoimmune disorders, and is currently in pre-clinical
development. Jade’s pipeline also includes
JADE-003
which is designed to target an undisclosed pathway, and for which the Company’s is conducting preclinical research. Jade was launched based on assets licensed from Paragon Therapeutics Inc. (“Paragon”), an antibody discovery engine founded by healthcare investor Fairmount Funds Management LLC (“Fairmount”).
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial information. Accordingly, they do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of the Company, the accompanying unaudited condensed consolidated financial statements contain all adjustments, consisting of only normal recurring adjustments, necessary for a fair statement of its financial position as of September 30, 2025, its results of operations for the three and nine months ended September 30, 2025 and for the three months ended September 30, 2024 and the period from June 18, 2024 (inception) through September 30, 2024 and cash flows for the nine months ended September 30, 2025 and for the period from June 18, 2024 (inception) through September 30, 2024. The condensed consolidated balance sheet at December 31, 2024 was derived from the audited annual financial statements but does not contain all of the footnote disclosures from the annual financial statements. The accompanying condensed consolidated financial statements include accounts of the Company and its wholly owned subsidiaries, Jade Biosciences Canada ULC, Jade Biosciences MA Security Corporation, and Aerovate MA Securities Corporation. All intercompany amounts are eliminated in consolidation.
Reverse Recapitalization and
Pre-Closing
Financing
On April 28, 2025 (the “Closing Date”), the Company consummated the previously announced transaction (the “Closing”) pursuant to that certain Agreement and Plan of Merger and Reorganization, dated as of October 30, 2024, (the “Merger Agreement”) by and among
Pre-Merger
Jade, Aerovate Therapeutics, Inc., a Delaware corporation (“Aerovate”), Caribbean Merger Sub I, Inc., a Delaware corporation and wholly-owned subsidiary of Aerovate (“First Merger Sub”), and Caribbean Merger Sub II, LLC, a Delaware limited liability company and wholly-owned subsidiary of Aerovate (“Second Merger Sub”). As part of the Closing, First Merger Sub merged with and into
Pre-Merger
Jade, with
Pre-Merger
Jade continuing as a wholly owned subsidiary of Aerovate and the surviving corporation of the merger (the “First Merger” and such time, the “First Effective Time”), and
Pre-Merger
Jade merged with and into Second Merger Sub, with Second Merger Sub being the surviving entity of the merger (the “Second Merger” and, together with the First Merger, the “Merger”). In connection with the Merger, Second Merger Sub changed its name to “Jade Biosciences, LLC” and Aerovate changed its name to “Jade Biosciences, Inc.” Subsequently, Jade Biosciences, LLC merged with and into Jade
Biosciences, Inc. The combined company following the Merger is the “Company.” The Company is led by
Pre-Merger
Jade’s management team and focuses on developing differentiated biologic therapies for patients living with autoimmune diseases.
In accordance with an exchange ratio determined in accordance with the terms of the Merger Agreement (the “Exchange Ratio”), as a result of and upon the First Effective Time, (i) each then-outstanding share of common stock, par value $0.0001 per share, of
Pre-Merger
Jade (the
“Pre-Merger
Jade common stock”) (including shares of
Pre-Merger
Jade common stock issued in connection with the
Pre-Closing Financing
(as defined below)) immediately prior to the First Effective Time (excluding shares cancelled pursuant to the Merger Agreement and excluding dissenting shares) automatically converted into the right to receive a number of shares of common stock, par value $0.0001, of Aerovate (the “Company common stock” and prior to the effective time of the Merger, the “Aerovate common stock”) equal to the Exchange Ratio, (ii) each then-outstanding share of Series Seed Convertible Preferred Stock, par value $0.0001 per share, of
Pre-Merger
Jade (the
“Pre-Merger
Jade Series Seed Convertible Preferred Stock”) immediately prior to the First Effective Time (excluding shares cancelled pursuant to the Merger Agreement and excluding dissenting shares) automatically converted into the right to receive a number of shares of Series
A Non-Voting Convertible
Preferred Stock, par value $0.0001 per share, of Aerovate (the “Series A Preferred Stock”), which are each convertible into 1,000 shares of Company common stock, equal to the Exchange Ratio divided by 1,000, (iii) each then-outstanding option to purchase
Pre-Merger
Jade common stock was assumed by Aerovate and was converted into an option to purchase shares of Company common stock, subject to adjustment as set forth in the Merger Agreement, and (iv) each then-outstanding pre-funded warrant
to purchase shares of
Pre-Merger
Jade common stock (including any
pre-funded
warrants to purchase shares of
Pre-Merger
Jade common stock issued in the Jade
Pre-Closing
Financing) was converted into
a pre-funded warrant
to purchase shares of Company common stock (subject to adjustment as set forth in the Merger Agreement and the form of pre-funded
warrant).
The Exchange Ratio was calculated as 0.6311 shares of Aerovate common stock for each share of
Pre-Merger
Jade common stock (and 0.0006311 shares of Series A Preferred Stock for each share of
Pre-Merger
Jade Series Seed Convertible Preferred Stock) on the Closing Date, which gives effect to a
1-for-35
reverse stock split of shares of Aerovate common stock immediately prior to the Merger. The par value per share and the number of authorized shares were not adjusted as a result of the Exchange Ratio. The shares of Company common stock underlying outstanding stock options, restricted stock awards, and other equity instruments were proportionately reduced and the respective exercise prices, if applicable, were proportionately increased in accordance with the terms of the agreements governing such securities. All references to common stock, options to purchase common stock, common stock share data, per share data, and related information contained in the condensed consolidated financial statements have been retrospectively adjusted to reflect the effect of the Exchange Ratio for all periods presented, unless otherwise specifically indicated or the context otherwise requires.
Immediately prior to the completion of the Merger, and in order to provide Jade with additional capital for its development programs,
Pre-Merger Jade
entered into a subscription agreement with certain investors (the “Subscription Agreement”), pursuant to which
Pre-Merger
Jade issued and sold, and certain new and existing investors purchased, 43,947,116 shares of Pre-Merger Jade common stock and 12,305,898 pre-funded warrants, exercisable for 12,305,898 shares of pre-exchange
Pre-Merger Jade
common stock (before giving effect to the Exchange Ratio), at a purchase price of $5.9407 per share or $5.9406 per
Pre-Merger
Jade pre-funded warrant,
for an aggregate amount of $334.2 million, which included $95.0 million of proceeds previously received from the issuance of Convertible Notes (as defined herein) and accrued interest of $8.3 million on such Convertible Notes and the related conversion of the Convertible Notes into shares of
Pre-Merger
Jade common stock and
Pre-Merger
Jade
pre-funded
warrants (the
“Pre-Closing
Financing”). At the Closing, based on the Exchange
Ratio, the
Pre-Merger
Jade common stock and
Pre-Merger
Jade
pre-funded
warrants subscribed for were converted into the right to receive 27,734,940 shares of Aerovate common stock and 7,766,247 Aerovate pre-funded
warrants.
The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting,
Pre-Merger
Jade was deemed to be the accounting acquirer for financial reporting purposes. This determination was primarily based on the fact that, immediately following the Merger:
(i) Pre-Merger
Jade stockholders owned a substantial majority of the voting rights in the combined company;
(ii) Pre-Merger
Jade’s largest stockholders retained the largest interest in the combined company;
(iii) Pre-Merger
Jade designated a majority of the initial members of the board of directors of the combined company; and
(iv) Pre-Merger
Jade’s executive management team became the management team of the combined company. Accordingly, for accounting purposes: (i) the Merger was treated as the equivalent of
Pre-Merger
Jade issuing stock to acquire the net assets of Aerovate, and (ii) the reported historical operating results of the combined company prior to the Merger are those of
Pre-Merger
Jade. Additional information regarding the Merger is included in Note 3.
Redomestication
On April 28, 2025, Jade changed its jurisdiction of incorporation from the State of Delaware to the State of Nevada (the “Redomestication”) pursuant to a plan of conversion. The Redomestication became effective on April 28, 2025.
The common stock of the Nevada corporation resulting from the conversion continues to be traded on The Nasdaq Capital Market (“Nasdaq”) under the symbol “JBIO.” The Redomestication did not cause any interruption in the trading of such common stock.
Liquidity and Going Concern
Since its inception, the Company has devoted substantially all of its resources to advancing the development of its portfolio of programs, organizing and staffing the Company, business planning, raising capital, and providing general and administrative support for these operations. Current and future programs will require significant research and development efforts, including preclinical and clinical trials, and, if the Company is successful in obtaining regulatory approval for one or more product candidates, significant commercialization efforts. Until such time as the Company can generate significant revenue from product sales, if ever, the Company expects to finance its operating activities principally through equity offerings.
The Company has not generated any revenue from product sales or other sources and has incurred significant operating losses and negative cash flows from operations since inception. The Company has incurred a net loss of $25.2 million and $95.5 million for the three and nine months ended September 30, 2025, respectively. For the nine months ended September 30, 2025, the Company used net cash of $61.0 million for its operating activities. As of September 30, 2025, the Company had cash and cash equivalents of $50.1 million, and investments of $148.8 million.
The Company expects that its research and development and general and administrative costs will continue to increase significantly, including in connection with conducting future pre-clinical
activities and clinical trials and manufacturing for its product candidates and providing general and administrative support for its operations, including the costs associated with operating as a public company. The Company expects that its existing cash and cash equivalents, and investments of $198.9 million as of September 30, 2025, combined with gross proceeds from the Company’s recent financing of approximately $135 million, will be sufficient to fund its forecasted operating expenses and capital expenditure requirements for at least 12 months from the date these unaudited condensed consolidated financial statements were issued.